Shareholders' Equity (Weighted Average Assumptions) (Details) - Share-Based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Dividend yield	1.94%	1.94%
Expected volatility	29.74%	27.83%
Risk-free interest rate	3.66%	4.07%
Contractual life	4 years 7 months 20 days	4 years 3 months
Forfeiture rate	10.00%	10.00%
Suboptimal factor	1.25	1.25